Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Components of Long-Term Debt
Long-term debt consisted of the following:

	December 31,
	2016	2015
Revolving Credit Agreement	$—	$52,500
Term Loan Credit Facility	194,500	196,500
Less: Unamortized original issue discount	(1,247)	(1,529)
Less: Unamortized debt issuance costs	(3,538)	(4,354)
Other notes payable	6,705	6,924
Total debt	196,420	250,041
Less: current portion of long-term debt	(2,962)	(3,258)
Long-term debt	$193,458	$246,783

Schedule of Maturities of Long-term Debt	As of December 31, 2016, future minimum debt repayments are as follows:

Fiscal Year	Amount
2017	$2,962
2018	4,067
2019	5,676
2020	2,000
2021	186,500
$201,205